Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Inventory Disclosure [Abstract]
Petroleum products	$ 12,203,000	$ 8,731,000
Crude oil	8,379,000	29,873,000
Caustic soda	10,372,000	5,755,000
NaHS	12,400,000	8,277,000
Raw materials - Alkali Operations	5,952,000	4,550,000
Work-in-process - Alkali Operations	2,322,000	7,355,000
Finished goods, net - Alkali Operations	11,402,000	14,075,000
Materials and supplies, net - Alkali Operations	10,490,000	10,030,000
Other	11,000	7,000
Total	73,531,000	88,653,000	$ 93,791,000
Inventory write-down	$ 1,000,000.0	$ 0